Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Advisors Preferred Trust
Entity Central Index Key	0001556505
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000127985
Shareholder Report [Line Items]
Fund Name	OnTrack Core Fund
Class Name	Advisor
Trading Symbol	OTRGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about OnTrack Core Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.ontrackcore.com/funddocuments. You can also request this information by contacting us at (855) 747-9555.
Additional Information Phone Number	(855) 747-9555
Additional Information Website	www.ontrackcore.com/funddocuments
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor	$139	2.79%

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	2.79%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund earned a positive return of 0.82% for the six months ended June 30, 2024, in spite of often difficult debt market conditions. The Bloomberg U.S. Treasury Bills 1-3 Months Index, the Fund’s primary benchmark, was up 2.68% for the same period.

Strategy

The Fund seeks total return while keeping the Fund’s volatility and downside risk below that of major equity market indices.

Techniques

The Fund started the year fully invested in low volatility bond and income funds and preferred stock funds. Treasury yields were falling as the markets widely anticipated that the Federal Reserve would lower interest rates. When inflation began to come down at a slower pace and the Fed dampened the outlook for a March start to interest rate cuts, yields turned up, small caps turned down, the uptrend in high yield bonds slowed, and the S&P Index briefly paused.

The current stock market environment is positive, but volatility has increased over the past few months resulting in challenging market conditions. The sub-advisor believes that chasing a handful of stocks in a narrowing market advance is not prudent, but the sub-advisor also believes that better times are ahead. Anticipation of the first interest rate cut should provide a tailwind for bonds, particularly interest sensitive bond groups. The Fund’s holdings have not changed significantly since the beginning of the year, as the Fund continues to maintain positions in bond and income mutual funds, preferred stock funds and a limited exposure to stocks. The sub-advisor looks forward to taking a more aggressive posture when warranted by market conditions.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	OnTrack Core Fund	S&P 500® Index	Bloomberg U.S. Aggregate Bond Index	Bloomberg 1-3 Months U.S. Treasury Bill Index
Jun-2014	$10,000	$10,000	$10,000	$10,000
Jun-2015	$9,616	$10,742	$10,186	$10,002
Jun-2016	$9,757	$11,171	$10,797	$10,015
Jun-2017	$10,633	$13,170	$10,763	$10,060
Jun-2018	$10,701	$15,064	$10,720	$10,190
Jun-2019	$10,786	$16,633	$11,564	$10,421
Jun-2020	$12,709	$17,881	$12,575	$10,575
Jun-2021	$14,814	$25,175	$12,533	$10,582
Jun-2022	$14,105	$22,503	$11,243	$10,601
Jun-2023	$13,552	$26,912	$11,137	$10,996
Jun-2024	$14,661	$33,521	$11,430	$11,601

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 years	10 Years
OnTrack Core Fund	0.82%	8.19%	6.33%	3.90%
Bloomberg 1-3 Months U.S. Treasury Bill Index	2.68%	5.50%	2.17%	1.50%
S&P 500® Index	15.29%	24.56%	15.05%	12.86%
Bloomberg U.S. Aggregate Bond Index	- 0.71%	2.63%	- 0.23%	1.35%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 43,145,763
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 761,270
InvestmentCompanyPortfolioTurnover	69.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$43,145,763 Number of Portfolio Holdings14 Advisory Fee $761,270 Portfolio Turnover69%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	1.2%
Short-Term Investments	2.2%
Money Market Funds	2.2%
Open End Funds	94.4%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
BNY Mellon Floating Rate Income Fund Class I	26.6%
Cohen & Steers Preferred Securities and Income Class I	14.4%
Principal Spectrum Preferred and Capital Securities Income Fund Institutional Class	12.3%
Bramshill Multi Strategy Income Fund Institutional Class	10.8%
First Trust Preferred Securities and Income Fund Class I	8.9%
Eaton Vance Emerging Markets Debt Opportunities Fund Class I	6.9%
American Beacon SiM High Yield Opportunities Fund Class Y	5.7%
Thompson Bond Fund	2.4%
Fidelity Government Portfolio Institutional Class, –%,	2.1%
First American Government Obligations Fund Class Z, –%,	2.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.
Updated Prospectus Web Address	www.ontrackcore.com/funddocuments
C000121122
Shareholder Report [Line Items]
Fund Name	OnTrack Core Fund
Class Name	Investor
Trading Symbol	OTRFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about OnTrack Core Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.ontrackcore.com/funddocuments. You can also request this information by contacting us at (855) 747-9555.
Additional Information Phone Number	(855) 747-9555
Additional Information Website	www.ontrackcore.com/funddocuments
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$130	2.60%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	2.60%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund earned a positive return of 0.90% for the six months ended June 30, 2024, in spite of often difficult debt market conditions. The Bloomberg U.S. Treasury Bills 1-3 Months Index, the Fund’s primary benchmark, was up 2.68% for the same period.

Strategy

The Fund seeks total return while keeping the Fund’s volatility and downside risk below that of major equity market indices.

Techniques

The Fund started the year fully invested in low volatility bond and income funds and preferred stock funds. Treasury yields were falling as the markets widely anticipated that the Federal Reserve would lower interest rates. When inflation began to come down at a slower pace and the Fed dampened the outlook for a March start to interest rate cuts, yields turned up, small caps turned down, the uptrend in high yield bonds slowed, and the S&P Index briefly paused.

The current stock market environment is positive, but volatility has increased over the past few months resulting in challenging market conditions. The sub-advisor believes that chasing a handful of stocks in a narrowing market advance is not prudent, but the sub-advisor also believes that better times are ahead. Anticipation of the first interest rate cut should provide a tailwind for bonds, particularly interest sensitive bond groups. The Fund’s holdings have not changed significantly since the beginning of the year, as the Fund continues to maintain positions in bond and income mutual funds, preferred stock funds and a limited exposure to stocks. The sub-advisor looks forward to taking a more aggressive posture when warranted by market conditions.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	OnTrack Core Fund	S&P 500® Index	Bloomberg U.S. Aggregate Bond Index	Bloomberg 1-3 Months U.S. Treasury Bill Index
Jun-2014	$10,000	$10,000	$10,000	$10,000
Jun-2015	$9,634	$10,742	$10,186	$10,002
Jun-2016	$9,797	$11,171	$10,797	$10,015
Jun-2017	$10,700	$13,170	$10,763	$10,060
Jun-2018	$10,793	$15,064	$10,720	$10,190
Jun-2019	$10,894	$16,633	$11,564	$10,421
Jun-2020	$12,866	$17,881	$12,575	$10,575
Jun-2021	$15,025	$25,175	$12,533	$10,582
Jun-2022	$14,326	$22,503	$11,243	$10,601
Jun-2023	$13,793	$26,912	$11,137	$10,996
Jun-2024	$14,946	$33,521	$11,430	$11,601

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 years	10 Years
OnTrack Core Fund	0.90%	8.36%	6.53%	4.10%
Bloomberg 1-3 Months U.S. Treasury Bill Index	2.68%	5.50%	2.17%	1.50%
S&P 500® Index	15.29%	24.56%	15.05%	12.86%
Bloomberg U.S. Aggregate Bond Index	- 0.71%	2.63%	- 0.23%	1.35%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 43,145,763
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 761,270
InvestmentCompanyPortfolioTurnover	69.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$43,145,763 Number of Portfolio Holdings14 Advisory Fee $761,270 Portfolio Turnover69%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	1.2%
Short-Term Investments	2.2%
Money Market Funds	2.2%
Open End Funds	94.4%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
BNY Mellon Floating Rate Income Fund Class I	26.6%
Cohen & Steers Preferred Securities and Income Class I	14.4%
Principal Spectrum Preferred and Capital Securities Income Fund Institutional Class	12.3%
Bramshill Multi Strategy Income Fund Institutional Class	10.8%
First Trust Preferred Securities and Income Fund Class I	8.9%
Eaton Vance Emerging Markets Debt Opportunities Fund Class I	6.9%
American Beacon SiM High Yield Opportunities Fund Class Y	5.7%
Thompson Bond Fund	2.4%
Fidelity Government Portfolio Institutional Class, –%,	2.1%
First American Government Obligations Fund Class Z, –%,	2.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.
Updated Prospectus Web Address	www.ontrackcore.com/funddocuments